Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 382	$ 378
Provision for credit losses
Model changes		26
Originations	51	64
Maturities	(24)	(23)
Changes in risk, parameters and exposures	41	(20)
Write-offs	(45)	(51)
Recoveries	8	8
Exchange rate and other	(11)
Balance at end of period	402	382
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	142	140
Provision for credit losses
Model changes		20
Transfers to Stage 1	87	59
Transfers to Stage 2	(13)	(18)
Transfers to Stage 3	(3)	(2)
Originations	51	63
Maturities	(14)	(13)
Changes in risk, parameters and exposures	(104)	(110)
Exchange rate and other		3
Balance at end of period	146	142
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	64	65
Provision for credit losses
Model changes		2
Transfers to Stage 1	(66)	(59)
Transfers to Stage 2	16	23
Transfers to Stage 3	(31)	(16)
Originations		1
Maturities	(10)	(10)
Changes in risk, parameters and exposures	104	56
Exchange rate and other		2
Balance at end of period	77	64
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	176	173
Provision for credit losses
Model changes		4
Transfers to Stage 1	(21)
Transfers to Stage 2	(3)	(5)
Transfers to Stage 3	34	18
Changes in risk, parameters and exposures	41	34
Write-offs	(45)	(51)
Recoveries	8	8
Exchange rate and other	(11)	(5)
Balance at end of period	$ 179	$ 176